Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Deficit	Total
Begining Balance, amount at Dec. 31, 2009		$ 3			$ 3
Begining Balance, shares at Dec. 31, 2009	3
Foreign currency translation adjustment			(37,526)		(37,526)
Net (Loss)				(37,093)	(37,093)
Ending balance, amount at Dec. 31, 2010		3		(37,093)	(37,093)
Ending balance, shares at Dec. 31, 2010	3
Foreign currency translation adjustment			23,876		23,876
Net (Loss)				(35,178)	(35,178)
Ending balance, amount at Dec. 31, 2011		$ 3	$ (13,650)	$ (72,271)	$ (85,918)
Ending balance, shares at Dec. 31, 2011	3